Expense Example - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund - Fidelity Series Canada Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none